RESERVES	12 Months Ended
Jun. 30, 2018
RESERVES [Abstract]
RESERVES

15.	RESERVES

	Note		2018 US$000	2017 US$000	2016 US$000

Share-based payments reserve	15(b	)	5,356	2,810	1,151
Foreign currency translation reserve			(2,353)	(2,353)	(2,540)
			3,003	457	(1,389)

(a)	Nature and Purpose of Reserves

(i)	Share-based payments reserve - The share-based payments reserve is used to record the fair value of employee options and employee rights issued by the Group.

(ii)
Foreign currency translation reserve - Exchange differences arising on translation of foreign controlled entities are taken to the foreign currency translation reserve, as described in Note 1(v). The reserve is recognised in profit or loss when the net investment is disposed of.

(b)	Movements in share-based payments reserve

	Thousands of Options	Thousands of Rights	US$000

2018
Opening balance at July 1, 2017	7,694	16,410	2,810
Grant of employee rights	-	1,650	-
Grant of underwriter options	6,000	-	248
Exercise of employee options	(500)	-	-
Forfeiture/lapse of employee options	(1,250)	(4,430)	-
Share based payments expense	-	-	2,298
Closing balance at June 30, 2018 [2]	11,944	13,630	5,356

2017
Opening balance at July 1, 2016	4,400	5,924	1,151
Grant of employee options and employee rights	1,000	16,410	-
Grant of lender options [1]	4,444	-	1,254
Exercise of employee options	(2,150)	-	(269)
Forfeiture of employee rights	-	(5,924)	-
Share based payments expense	-	-	674
Closing balance at June 30, 2017 [2]	7,694	16,410	2,810

2016
Opening balance at July 1, 2015	3,900	8,346	888
Grant of employee options	500	-	-
Conversion of employee rights	-	(1,082)	(244)
Forfeiture and lapse of employee rights	-	(1,340)	-
Share based payments expense	-	-	507
Closing balance at June 30, 2016 [2]	4,400	5,924	1,151
Notes:

[1]
During the 2017 financial year, the Company issued 4,444,444 lender options (with an exercise price of A$0.66 and expiring 4 years from their date of issue) to Macquarie Bank Limited in consideration for an offer to provide a five-year US$21.7 million Project Loan Facility (“PLF”) to develop the Poplar Grove Mine. Subsequent to the end of the 2018 financial year, the Company issued a further 4,444,444 options to Macquarie (with an exercise price of A$0.34 and expiring 4 years from their date of issue) following drawdown of the first US$15 million tranche of the PLF.

[2]
At June 30, 2018, the Company also had on issue 7,494,000 (2017: 7,494,000) placement options exercisable at $0.50 each on or before July 31, 2018 and nil (2017: 1,500,000) placement options exercisable at $0.45 each on or before June 30, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. Any value related to these placement options is included within contributed equity as part of the related placement value.

(c)	Terms and Conditions of Options

Unlisted share options (“Options”) are granted based upon the following terms and conditions:
•	Each Option entitles the holder to the right to subscribe for one Share upon the exercise of each Option;
•	The Options have the following exercise prices and expiry dates:
-	1,000,000 employee Options exercisable at A$0.45 each on or before December 31, 2018;
-	500,000 employee Options exercisable at A$0.50 each on or before December 31, 2018;
-	4,444,444 lender Options exercisable at A$0.66 each on or before April 5, 2021; and
-	6,000,000 underwriter Options exercisable at A$0.33 each on or before June 30, 2021;
•	The Options are exercisable at any time prior to the expiry date, subject to vesting conditions being satisfied (if applicable);
•	Shares issued on exercise of the Options rank equally with the then Shares of the Company;
•	Application will be made by the Company to ASX for official quotation of the Shares issued upon the exercise of the Options;
•
If there is any reconstruction of the issued share capital of the Company, the rights of the Option holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction; and

•	No application for quotation of the Options will be made by the Company.

(d)	Terms and Conditions of Rights

Unlisted performance rights (“Rights”) are granted based upon the following terms and conditions:
•	Each Right automatically converts into one Share upon vesting of the Right;
•	Each Right is subject to performance conditions (as determined by the Board from time to time) which must be satisfied in order for the Right to vest;
•	The Rights have the following expiry dates:
-	3,535,000 employee Rights subject to the Construction Milestone expiring on December 31, 2018;
-	4,435,000 employee Rights subject to the First Coal Production Milestone expiring on December 31, 2019; and
-	5,660,000 employee Rights subject to the Nameplate Production Milestone expiring on December 31, 2020;
•	Shares issued on conversion of the Rights rank equally with the then Shares of the Company;
•	Application will be made by the Company to ASX for official quotation of the Shares issued upon conversion of the Rights;
•
If there is any reconstruction of the issued share capital of the Company, the rights of the Right holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction; and

•	No application for quotation of the Rights will be made by the Company.